RETIREMENT BENEFITS (Details 7) (Level 3, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. pension and postretirement benefit plans
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	$ 3,916,000,000	$ 4,131,000,000
Realized gains (losses)	238,000,000	129,000,000
Unrealized gains (losses)	276,000,000	44,000,000
Purchases, sales, and issuances	(303,000,000)	(444,000,000)
Transfers in and/or out of Level 3	112,000,000	56,000,000
Plan assets at fair value at year end	4,239,000,000	3,916,000,000
U.S. pension and postretirement benefit plans | U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	51,000,000
Transfers in and/or out of Level 3	(51,000,000)	51,000,000
Plan assets at fair value at year end		51,000,000
U.S. pension and postretirement benefit plans | Non-U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	19,000,000
Unrealized gains (losses)	8,000,000	(1,000,000)
Transfers in and/or out of Level 3	(27,000,000)	20,000,000
Plan assets at fair value at year end		19,000,000
U.S. pension and postretirement benefit plans | U.S. corporate bonds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	5,000,000	5,000,000
Realized gains (losses)		(2,000,000)
Unrealized gains (losses)	1,000,000	(1,000,000)
Purchases, sales, and issuances		(1,000,000)
Transfers in and/or out of Level 3	(6,000,000)	4,000,000
Plan assets at fair value at year end		5,000,000
U.S. pension and postretirement benefit plans | Non-U.S. government debt
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Realized gains (losses)	(1,000,000)
Purchases, sales, and issuances	1,000,000
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year		1,000,000
Purchases, sales, and issuances		(1,000,000)
U.S. pension and postretirement benefit plans | Hedge funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	870,000,000	1,014,000,000
Realized gains (losses)	(28,000,000)	42,000,000
Unrealized gains (losses)	149,000,000	(45,000,000)
Purchases, sales, and issuances	199,000,000	(131,000,000)
Transfers in and/or out of Level 3	334,000,000	(10,000,000)
Plan assets at fair value at year end	1,524,000,000	870,000,000
U.S. pension and postretirement benefit plans | Annuity contracts
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	155,000,000	187,000,000
Unrealized gains (losses)	6,000,000	3,000,000
Purchases, sales, and issuances	(31,000,000)	(35,000,000)
Plan assets at fair value at year end	130,000,000	155,000,000
U.S. pension and postretirement benefit plans | Private equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	2,474,000,000	2,920,000,000
Realized gains (losses)	267,000,000	89,000,000
Unrealized gains (losses)	98,000,000	94,000,000
Purchases, sales, and issuances	(484,000,000)	(497,000,000)
Transfers in and/or out of Level 3	64,000,000	(132,000,000)
Plan assets at fair value at year end	2,419,000,000	2,474,000,000
U.S. pension and postretirement benefit plans | Other investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	121,000,000	4,000,000
Unrealized gains (losses)	14,000,000	(6,000,000)
Purchases, sales, and issuances	12,000,000
Transfers in and/or out of Level 3	(5,000,000)	123,000,000
Plan assets at fair value at year end	142,000,000	121,000,000
U.S. pension and postretirement benefit plans | Investments:
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	3,695,000,000	4,131,000,000
Realized gains (losses)	238,000,000	129,000,000
Unrealized gains (losses)	276,000,000	44,000,000
Purchases, sales, and issuances	(303,000,000)	(665,000,000)
Transfers in and/or out of Level 3	309,000,000	56,000,000
Plan assets at fair value at year end	4,215,000,000	3,695,000,000
U.S. pension and postretirement benefit plans | Other investment receivables
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	221,000,000
Purchases, sales, and issuances		221,000,000
Transfers in and/or out of Level 3	(197,000,000)
Plan assets at fair value at year end	24,000,000	221,000,000
Non-U.S. pension and postretirement benefit plans
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	297,000,000	313,000,000
Realized gains (losses)	4,000,000	2,000,000
Unrealized gains (losses)	14,000,000	2,000,000
Purchases, sales, and issuances	13,000,000	(8,000,000)
Transfers in and/or out of Level 3	(28,000,000)	(12,000,000)
Plan assets at fair value at year end	300,000,000	297,000,000
Non-U.S. pension and postretirement benefit plans | Non-U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	5,000,000	3,000,000
Unrealized gains (losses)		2,000,000
Purchases, sales, and issuances	43,000,000
Plan assets at fair value at year end	48,000,000	5,000,000
Non-U.S. pension and postretirement benefit plans | Mutual Funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	32,000,000
Purchases, sales, and issuances	(10,000,000)
Transfers in and/or out of Level 3	(22,000,000)	32,000,000
Plan assets at fair value at year end		32,000,000
Non-U.S. pension and postretirement benefit plans | Foreign government
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	5,000,000
Transfers in and/or out of Level 3	(1,000,000)	5,000,000
Plan assets at fair value at year end	4,000,000	5,000,000
Non-U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	4,000,000	107,000,000
Realized gains (losses)	(3,000,000)
Purchases, sales, and issuances	2,000,000	2,000,000
Transfers in and/or out of Level 3	2,000,000	(105,000,000)
Plan assets at fair value at year end	4,000,000	4,000,000
Non-U.S. pension and postretirement benefit plans | Hedge funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	12,000,000	14,000,000
Realized gains (losses)		(2,000,000)
Transfers in and/or out of Level 3	4,000,000
Plan assets at fair value at year end	16,000,000	12,000,000
Non-U.S. pension and postretirement benefit plans | Annuity contracts
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Purchases, sales, and issuances	1,000,000
Transfers in and/or out of Level 3	5,000,000
Plan assets at fair value at year end	6,000,000
Non-U.S. pension and postretirement benefit plans | Other investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	240,000,000	189,000,000
Realized gains (losses)	7,000,000	4,000,000
Unrealized gains (losses)	14,000,000
Purchases, sales, and issuances	(23,000,000)	(10,000,000)
Transfers in and/or out of Level 3	(19,000,000)	56,000,000
Plan assets at fair value at year end	219,000,000	240,000,000
Non-U.S. pension and postretirement benefit plans | Investments:
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of year	297,000,000
Realized gains (losses)	4,000,000
Unrealized gains (losses)	14,000,000
Purchases, sales, and issuances	13,000,000
Transfers in and/or out of Level 3	(31,000,000)
Plan assets at fair value at year end	297,000,000
Non-U.S. pension and postretirement benefit plans | Cash and short-term investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Transfers in and/or out of Level 3	3,000,000
Plan assets at fair value at year end	$ 3,000,000